CONDENSED PARENT ONLY FINANCIAL STATEMENTS (Details Narrative) - USD ($)	Sep. 15, 2023	Sep. 15, 2023
Condensed Financial Information Disclosure [Abstract]
Stock issued during period shares new issues	700,000
Dividends common stock stock	$ 2,212,000	$ 2,212,000